PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure of provision for environmental rehabilitation [Table Text Block]
	2023	2022
Beginning balance as at January 1	113,725	87,571
Change in estimates	12,673	28,163
Accretion	2,328	367
Settlements	(740)	(2,775)
PER from Cariboo acquisition (Note 4)	17,936	-
Foreign exchange differences	(136)	399
Ending balance as at December 31	145,786	113,725